PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS
Prepaid lease payments for land use rights	$ 35,030	$ 33,718
Current portion of prepaid lease payments for land use rights	(809)	(761)
Non-current portion of prepaid lease payments for land use rights	34,221	32,957
Period for which rental payments were made for land use rights	50 years
Amortization of prepaid lease payments for land use rights	814	749	853
Carrying value of land use rights, which is kept as a security for borrowings	$ 10,125	$ 12,906